Inventories	12 Months Ended
Dec. 31, 2023
Inventories [Abstract]
Inventories
9.	Inventories

Current inventory:

	December 31,
	2023	2022

Finished goods	$2,332,207	$3,656,990
Work-in-process	92,439	125,259
Billets	1,929,808	2,282,093
Raw materials and supplies	4,661,167	5,446,489
Materials, spare parts and rollers	1,186,889	1,264,727
Materials in-transit	1,300	15,753
	$10,203,810	$12,791,311

Non-current inventory:

	December 31,
	2023	2022

Coke	$1,249,353	$1,237,188
Spare parts	73,268	74,361
Rollers	197,308	177,270
Finished goods	353,095	353,095
	1,873,024	1,841,914

Less, valuation allowance at the lower of cost or net realizable value.	(353,095)	(353,095)
	$1,519,929	$1,488,819

The Company has $ 1,249,353 and $ 1,237,188 of coke inventory on hand as of December 31, 2023 and 2022, respectively (See note 4-e), which the Company would use as an input to its blast furnace in the Lorain facility which is currently idled. Management of the Company continually evaluates both the idled facility and the coke inventory for impairment. Management periodically evaluates the potential degradation of the coke inventory and has determined that it continues to be suitable as a blast furnace input or, alternatively, for sale to other blast furnace facilities. As noted in note 2, the plants located in the United States ceased operations in September 2023. The existing inventories in these plants amounted to $3,924,172 in the short term and $1,249,353 in the long term as of December 31, 2023. At the end of the year, the coke inventories and an important part of the other inventories were evaluated by an expert in the field.